Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired lease assets, accumulated amortization (in dollars)	$ 44,231,000	$ 15,168,000	$ 1,596,000
Deferred costs, accumulated amortization (in dollars)	4,309,000	1,908,000	634,000
Below market lease liabilities, accumulated amortization (in dollars)	$ 14,648,000	$ 3,961,000	$ 300,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	220,000,000	100,000,000
Common stock, shares issued	57,493,902	46,736,392	71,313,043
Common stock, shares outstanding	57,493,902	46,736,392	71,313,043
Cumulative redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Cumulative redeemable preferred stock, shares authorized	25,000,000	25,000,000
Cumulative redeemable preferred stock, shares issued	3,500,000
Cumulative redeemable preferred stock, shares outstanding	3,500,000
Series A Preferred Stock [Member]
Cumulative redeemable preferred stock, par value (in dollars per share)			$ 0.001
Cumulative redeemable preferred stock, liquidation preference (in dollars)			$ 88,146
Cumulative redeemable preferred stock, shares authorized			3,525,822
Cumulative redeemable preferred stock, shares issued			3,525,822
Cumulative redeemable preferred stock, shares outstanding			3,525,822
Series B Preferred Stock [Member]
Cumulative redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Cumulative redeemable preferred stock, liquidation preference (in dollars)	$ 87,500,000	$ 87,500
Cumulative redeemable preferred stock, shares authorized	3,500,000	3,500,000
Cumulative redeemable preferred stock, shares issued	3,500,000	3,500,000
Cumulative redeemable preferred stock, shares outstanding	3,500,000	3,500,000
Scenario, Previously Reported [Member]
Common stock, shares issued		186,945,569
Common stock, shares outstanding		186,945,569